EVENTS AFTER THE REPORTING PERIOD (Details - Business Combinations, Education Angels, E-Square) £ in Millions, R in Millions, $ in Millions	Apr. 21, 2022 item	Oct. 22, 2020 USD ($)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 GBP (£)	Nov. 28, 2020 USD ($)	Nov. 28, 2020 ZAR (R)	Oct. 22, 2020 NZD ($)
Disclosure of non-adjusting events after reporting period [line items]
Purchase consideration			$ 4,700,000	£ 3.6
Education Angels
Disclosure of non-adjusting events after reporting period [line items]
Voting interest acquired (in percent)		100.00%					100.00%
Purchase consideration		$ 2,000,000.0					$ 3
Education Angels | Minimum
Disclosure of non-adjusting events after reporting period [line items]
Threshold term where the sellers agreed not to sell any shares		0 years
Education Angels | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Threshold term where the sellers agreed not to sell any shares		5 years
E-Square
Disclosure of non-adjusting events after reporting period [line items]
Voting interest acquired (in percent)					100.00%	100.00%
Purchase consideration					$ 654,000	R 10
Business Combinations
Disclosure of non-adjusting events after reporting period [line items]
Number of additional acquisitions	2
Business Combinations | Education Angels
Disclosure of non-adjusting events after reporting period [line items]
Voting interest acquired (in percent)		100.00%					100.00%
Purchase consideration		$ 2,000,000					$ 3
Percentage of payment in shares		100.00%
Business Combinations | Education Angels | David Hitchins
Disclosure of non-adjusting events after reporting period [line items]
Threshold term where the sellers agreed not to sell any shares		6 months
Business Combinations | Education Angels | Angie Stead
Disclosure of non-adjusting events after reporting period [line items]
Threshold term where the sellers agreed not to sell any shares		12 months